ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
ORDINARY SHARES
ORDINARY SHARES

12.   ORDINARY SHARES

In 2018 and 2019, the Company issued 7,092,667 and 7,092,666 ordinary shares for vested restricted share units of the founder and the co-founder, respectively.

Upon the completion of IPO in June 2020, the Company issued 89,491,548 ordinary shares with the price of $4.00 per share, and received proceeds of RMB2,357,823 net of the underwriting discounts and commission and expenses related to IPO.

Upon the completion of a  follow-on public offering in December 2020, the Company issued 36,000,000 ordinary shares with the price of $12.50 per share, and received proceeds of RMB2,816,190 net of the underwriting discounts and commission and expenses related to the offering.